Certain Balance Sheet Accounts - Summary of Changes In Accrued Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual [Roll Forward]
Accrued warranty, beginning of period	$ 924	$ 378
Provision for warranties issued during the period	584	1,840
Settlements of warranty claims during the period	(847)	(1,294)
Accrued warranty, end of period	$ 661	$ 924